Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2035 Fund - Fidelity Freedom 2035 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750